                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

               Issued by Nationwide Life Insurance Company through
                        its Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2002.

--------------------------------------------------------------------------------

   Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

   THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

   Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -  American Century VP Income & Growth Fund: Class I
   -  American Century VP International Fund: Class III+
   -  American Century VP Ultra Fund: Class I
   -  American Century VP Value Fund: Class I



DREYFUS
   -  Dreyfus Investment Portfolios - Small Cap Index Portfolio: Service Shares
   -  The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
   -  Dreyfus Stock Index Fund, Inc.: Initial Shares
   - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
   -  Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -  VIP Equity-Income Portfolio: Service Class
   -  VIP Growth Portfolio: Service Class
   -  VIP High Income Portfolio: Service Class*
   -  VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   -  VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
   -  VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
   -  Comstock GVIT Value Fund: Class I* (formerly, Federated GVIT Equity Income
      Fund: Class I) (formerly, Federated NSAT Equity Income Fund)
   - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
   - Federated GVIT High Income Bond Fund: Class I (formerly, Federated NSAT High Income Bond Fund)
   - Gartmore GVIT Emerging Markets Fund: Class III (formerly, Gartmore NSAT Emerging Markets Fund)+
   -  Gartmore GVIT Global Financial Services Fund: Class III+
   -  Gartmore GVIT Global Health Sciences Fund: Class III+
   - Gartmore GVIT Global Technology and Communications Fund: Class III (formerly, Gartmore NSAT Global Technology and Communications Fund) +
   -  Gartmore GVIT Global Utilities Fund: Class III+
   -  Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
      Fund)
   -  Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
   - Gartmore GVIT International Growth Fund: Class III (formerly, Gartmore NSAT International Growth Fund)+
   -  Gartmore GVIT Investor Destinations Funds
      -- Gartmore GVIT Investor Destinations Conservative Fund
      -- Gartmore GVIT Investor Destinations Moderately Conservative Fund
      -- Gartmore GVIT Investor Destinations Moderate Fund
      -- Gartmore GVIT Investor Destinations Moderately Aggressive Fund
      -- Gartmore GVIT Investor Destinations Aggressive Fund
   -  Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
   -  Gartmore GVIT Nationwide Leaders Fund: Class III+
   -  Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
   -  Gartmore GVIT U.S. Growth Leaders Fund: Class III+
   - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R) Global 50 Fund) (subadviser: J.P. Morgan Investment Management Inc.)
   - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
   - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadvisers: The Dreyfus Corporation)
   -  GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company
      Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
   - J.P. Morgan GVIT Balanced Fund: Class I* (formerly, J.P. Morgan NSAT Balanced Fund)
   - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
   - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES
   -  Capital Appreciation Portfolio: Service Shares
   -  Global Technology Portfolio: Service II Shares+
   -  International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -  AMT Guardian Portfolio
   -  AMT Mid-Cap Growth Portfolio
   -  AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   - Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
   - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
   -  Oppenheimer Global Securities Fund/VA: Initial Class
   - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN KAMPEN

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -  Emerging Markets Debt Portfolio
   -  U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
   -  Turner GVIT Growth Focus Fund: Class III

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
   -  Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
   - Nationwide GVIT Strategic Value Fund: Class I (formerly, Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   -  VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -  Mid Cap Growth Portfolio

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -  American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
   - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

   -  International Focus Portfolio (formerly, International Equity Portfolio)

DREYFUS
   -  Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -  VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

   - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
   - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
   - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
   -  Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
      Fund)

JANUS ASPEN SERIES
   -  Global Technology Portfolio: Service Shares
   -  International Growth Portfolio: Service Shares

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+ These underlying mutual funds assess a short-term trading fee (see "Underlying Mutual Fund Short-Term Trading Fees and "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).


--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 53.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:
   -  Statement of Additional Information;
   - prospectus, annual report or semi-annual report for any underlying mutual fund;
   -  prospectus for the Guaranteed Term Options;
   -  required Nationwide forms; and
   -  Nationwide's privacy statement,

call:     1-800-848-6331
      TDD 1-800-238-3035

or write:

   NATIONWIDE LIFE INSURANCE COMPANY
   ONE NATIONWIDE PLAZA, RR1-04-F4
   COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
   -  IS NOT A BANK DEPOSIT
   -  IS NOT FDIC INSURED
   -  IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
   -  IS NOT AVAILABLE IN EVERY STATE
   -  MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................................   5

SUMMARY OF STANDARD CONTRACT EXPENSES.......................................   8

ADDITIONAL CONTRACT OPTIONS.................................................   9

SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................................  10

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................................  11

UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES..............................  14

EXAMPLE.....................................................................  15

SYNOPSIS OF THE CONTRACTS...................................................  18

FINANCIAL STATEMENTS........................................................  19

CONDENSED FINANCIAL INFORMATION.............................................  20

NATIONWIDE LIFE INSURANCE COMPANY...........................................  20

NATIONWIDE INVESTMENT SERVICES
   CORPORATION..............................................................  20

TYPES OF CONTRACTS..........................................................  20
   Charitable Remainder Trusts
   Investment Only (Qualified Plans)
   Individual Retirement Annuities (IRAs)
   Non-Qualified Contracts
   Roth IRAs
   Simplified Employee Pension IRAs (SEP IRAs)
   Simple IRAs
   Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................................  22
   The Variable Account and Underlying Mutual Funds
   Guaranteed Term Options
   The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................................  24
   Contract Maintenance Charge
   Mortality and Expense Risk Charge
   Contingent Deferred Sales Charge
   Premium Taxes
   Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........................  26
   CDSC Options and Charges
   Optional Death Benefit

CONTRACT OWNERSHIP..........................................................  28
   Joint Ownership
   Contingent Ownership
   Annuitant
   Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................................  29
   Minimum Initial and Subsequent Purchase Payments
   Pricing
   Allocation of Purchase Payments
   Determining the Contract Value
   Transfers Prior to Annuitization
   Transfers After Annuitization
   Transfer Requests

RIGHT TO REVOKE.............................................................  32

SURRENDER (REDEMPTION)......................................................  32
   Partial Surrenders (Partial Redemptions)
   Full Surrenders (Full Redemptions)
   Surrenders Under a Tax Sheltered Annuity
   Surrenders Under a Texas Optional Retirement Program or
      a Louisiana Optional Retirement Plan

LOAN PRIVILEGE..............................................................  34
   Minimum & Maximum Loan Amounts
   Maximum Loan Processing Fee
   How Loan Requests are Processed
   Interest
   Loan Repayment
   Distributions & Annuity Payments
   Transferring the Contract
   Grace Period & Loan Default

ASSIGNMENT..................................................................  35

CONTRACT OWNER SERVICES.....................................................  35
   Asset Rebalancing
   Dollar Cost Averaging
   Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................................  37

ANNUITIZING THE CONTRACT....................................................  37
   Annuitization Date
   Annuitization
   Fixed Payment Annuity
   Variable Payment Annuity
   Frequency and Amount of Annuity Payments
   Annuity Payment Options

DEATH BENEFITS..............................................................  39
   Death of Contract Owner - Non-Qualified Contracts
   Death of Annuitant - Non-Qualified Contracts
   Death of Contract Owner/Annuitant
   Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................................  40
   Required Distributions - General Information
   Required Distributions for Non-Qualified Contracts
   Required Distributions for Tax Sheltered Annuities, Individual Retirement
      Annuities, SEP IRAs, and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................................  42
   Federal Income Taxes
   Withholding
   Non-Resident Aliens
   Federal Estate, Gift, and Generation Skipping Transfer Taxes
   Charge for Tax
   Diversification
   Tax Changes

STATEMENTS AND REPORTS......................................................  47

LEGAL PROCEEDINGS...........................................................  47

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY.............................  48

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................  53

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........................  54

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................................  63

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

   -  the contract owner meets an available exception under the contract; or

   - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge ("CDSC")
(as a percentage of purchase payments surrendered) ...............     7%(1)

Range of CDSC over time:

     NUMBER OF COMPLETED YEARS              CDSC
   FROM DATE OF PURCHASE PAYMENT         PERCENTAGE
   -----------------------------         ----------
                0                            7%
                1                            7%
                2                            6%
                3                            5%
                4                            4%
                5                            3%
                6                            2%
                7                            0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

    a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

    b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE .......................     $15(2)


VARIABLE ACCOUNT CHARGES(3)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges ...............................     1.10%
   Total Variable Account Charges ................................     1.10%(4)

MAXIMUM LOAN PROCESSING FEE
(per loan transaction) ...........................................     $25

Nationwide charges a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

(2) The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary. This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(4) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application, unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

FIVE-YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five-Year CDSC Option .........................................     0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option only) ......................     1.25%

Range of Five-Year CDSC over time:

     NUMBER OF COMPLETED YEARS              CDSC
   FROM DATE OF PURCHASE PAYMENT         PERCENTAGE
   -----------------------------         ----------
               0                             7%
               1                             7%
               2                             6%
               3                             4%
               4                             2%
               5                             0%


CDSC WAIVER OPTIONS

   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

      Additional Withdrawal Without Charge and Disability Waiver .     0.10%
        Total Variable Account Charges (including Additional
         Withdrawal Without Charge and Disability Waiver only) ...     1.20%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

      10 Year and Disability Waiver ..............................     0.05%
        Total Variable Account Charges
        (including 10 Year and Disability Waiver only) ...........     1.15%

      Hardship Waiver ............................................     0.15%
        Total Variable Account Charges
        (including Hardship Waiver only) .........................     1.25%

   DEATH BENEFITS OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

   Optional One-Year Step Up Death Benefit .......................     0.05%
    Total Variable Account Charges
    (including One Year Step Up Death Benefit only) ..............     1.15%

   Optional 5% Enhanced Death Benefit ............................     0.10%
    Total Variable Account Charges
    (including 5% Enhanced Death Benefit only) ...................     1.20%

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 1.70% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charges
    (applicable to all contracts) ................................     1.10%
   Five Year CDSC Option .........................................     0.15%
   Additional Withdrawal Without Charge and Disability Waiver ....     0.10%
   10 Year and Disability Waiver for Tax Sheltered Annuities .....     0.05%
   Hardship Waiver for Tax Sheltered Annuities ...................     0.15%
   Optional One-Year Step Up Death Benefit .......................     0.05%
   Optional 5% Enhanced Death Benefit ............................     0.10%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM OPTIONS
     ARE ELECTED .................................................     1.70%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursements)

                                                               Management    Other     12b-1   Total Underlying
                                                                  Fees      Expenses   Fees       Mutual Fund
                                                                                                   Expenses
                                                               ----------   --------   -----   ----------------
American Century Variable Portfolios, Inc. - American             0.70%       0.00%    0.00%         0.70%
Century VP Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American             1.26%       0.00%    0.00%         1.26%
Century VP International Fund: Class I

American Century Variable Portfolios, Inc. - American             1.26%       0.00%    0.00%         1.26%
Century VP International Fund: Class III

American Century Variable Portfolios, Inc. - American             1.00%       0.00%    0.00%         1.00%
Century VP Ultra Fund: Class I

American Century Variable Portfolios, Inc. - American             0.97%       0.00%    0.00%         0.97%
Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture Capital Portfolio       1.04%       0.36%    0.00%         1.40%

Credit Suisse Trust - International Focus Portfolio               1.00%       0.30%    0.00%         1.30%

Credit Suisse Trust - Large Cap Value Portfolio                   0.51%       0.49%    0.00%         1.00%

Dreyfus Investment Portfolios - European Equity Portfolio -       0.81%       0.44%    0.00%         1.25%
Initial Shares

Dreyfus Investment Portfolios - Small Cap Stock Index             0.35%       0.00%    0.25%         0.60%
Portfolio: Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Shares       0.75%       0.03%    0.00%         0.78%

Dreyfus Stock Index Fund, Inc. - Initial Shares                   0.25%       0.01%    0.00%         0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio -       0.75%       0.03%    0.00%         0.78%
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II:      0.55%       0.15%    0.00%         0.70%
Primary Shares

Fidelity VIP Equity-Income Portfolio: Service Class               0.48%       0.10%    0.10%         0.68%

Fidelity VIP Growth Portfolio: Service Class                      0.58%       0.10%    0.10%         0.78%

Fidelity VIP High Income Portfolio: Service Class                 0.58%       0.13%    0.10%         0.81%

Fidelity VIP Overseas Portfolio: Service Class                    0.73%       0.20%    0.10%         1.03%

Fidelity VIP Overseas Portfolio: Service Class R                  0.73%       0.20%    0.10%         1.03%

Fidelity VIP II Contrafund(R) Portfolio: Service Class            0.58%       0.10%    0.10%         0.78%

Fidelity VIP III Growth Opportunities Portfolio:                  0.58%       0.11%    0.10%         0.79%
Service Class

Fidelity VIP III Value Strategies Portfolio: Service Class        0.58%       0.26%    0.10%         0.94%

GVIT Comstock GVIT Value Fund: Class I                            0.79%       0.28%    0.00%         1.07%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                     0.50%       0.26%    0.00%         0.76%

GVIT Federated GVIT High Income Bond Fund: Class I                0.75%       0.28%    0.00%         1.03%

GVIT Gartmore GVIT Emerging Markets Fund: Class I                 1.15%       0.21%    0.00%         1.36%

GVIT Gartmore GVIT Emerging Markets Fund: Class III               1.15%       0.21%    0.00%         1.36%

GVIT Gartmore GVIT Global Financial Services Fund: Class III      1.00%       0.26%    0.00%         1.26%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III         1.00%       0.32%    0.00%         1.32%

GVIT Gartmore GVIT Global Technology and Communications           0.98%       0.26%    0.00%         1.24%
Fund: Class I

GVIT Gartmore GVIT Global Technology and Communications           0.98%       0.26%    0.00%         1.24%
Fund: Class III

GVIT Gartmore GVIT Global Utilities Fund: Class III               0.80%       0.28%    0.00%         1.08%

GVIT Gartmore GVIT Government Bond Fund: Class I                  0.50%       0.25%    0.00%         0.75%

                                                               Management    Other     12b-1   Total Underlying
                                                                  Fees      Expenses   Fees       Mutual Fund
                                                                                                   Expenses
                                                               ----------   --------   -----   ----------------
GVIT Gartmore GVIT Growth Fund: Class I                           0.59%       0.25%    0.00%         0.84%

GVIT Gartmore GVIT International Growth Fund: Class I             1.00%       0.33%    0.00%         1.33%

GVIT Gartmore GVIT International Growth Fund: Class III           1.00%       0.33%    0.00%         1.33%

GVIT Gartmore GVIT Investor Destinations Conservative Fund        0.00%       0.36%    0.25%         0.61%

GVIT Gartmore GVIT Investor Destinations Moderately               0.00%       0.36%    0.25%         0.61%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund            0.13%       0.20%    0.25%         0.58%

GVIT Gartmore GVIT Investor Destinations Moderately               0.10%       0.26%    0.25%         0.61%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund          0.07%       0.29%    0.25%         0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                     0.38%       0.25%    0.00%         0.63%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III             0.84%       0.41%    0.00%         1.25%

GVIT Gartmore GVIT Total Return Fund: Class I                     0.59%       0.25%    0.00%         0.84%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III            0.90%       0.22%    0.00%         1.12%

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                0.99%       0.26%    0.00%         1.25%

GVIT GVIT Small Cap Growth Fund: Class I                          1.10%       0.28%    0.00%         1.38%

GVIT GVIT Small Cap Value Fund: Class I                           0.86%       0.22%    0.00%         1.08%

GVIT GVIT Small Company Fund: Class I                             0.93%       0.26%    0.00%         1.19%

GVIT J.P. Morgan GVIT Balanced Fund: Class I                      0.74%       0.27%    0.00%         1.01%

GVIT MAS GVIT Multi Sector Bond Fund: Class I                     0.75%       0.27%    0.00%         1.02%

GVIT Nationwide GVIT Strategic Value Fund: Class I                0.66%       0.34%    0.00%         1.00%

GVIT Strong GVIT Mid Cap Growth Fund: Class I                     0.90%       0.27%    0.00%         1.17%

GVIT Turner GVIT Growth Focus Fund: Class I                       0.85%       0.43%    0.00%         1.28%

GVIT Turner GVIT Growth Focus Fund: Class III                     0.85%       0.43%    0.00%         1.28%

Janus Aspen Series - Capital Appreciation Portfolio: Service      0.65%       0.01%    0.25%         0.91%
Shares

Janus Aspen Series - Global Technology Portfolio: Service         0.65%       0.05%    0.25%         0.95%
Shares

Janus Aspen Series - Global Technology Portfolio: Service II      0.65%       0.05%    0.25%         0.95%
Shares

Janus Aspen Series - International Growth Portfolio: Service      0.65%       0.06%    0.25%         0.96%
Shares

Janus Aspen Series - International Growth Portfolio: Service      0.65%       0.06%    0.25%         0.96%
II Shares

Neuberger Berman AMT Guardian Portfolio                           0.85%       0.14%    0.00%         0.99%

Neuberger Berman AMT Mid-Cap Growth Portfolio                     0.84%       0.07%    0.00%         0.91%

Neuberger Berman AMT Partners Portfolio                           0.82%       0.05%    0.00%         0.87%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive       0.64%       0.04%    0.00%         0.68%
Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital          0.64%       0.04%    0.00%         0.68%
Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Global           0.64%       0.06%    0.00%         0.70%
Securities Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street      0.68%       0.05%    0.00%         0.73%
Growth & Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.                                  0.75%       0.35%    0.00%         1.10%

The Universal Institutional Funds, Inc. - Emerging Markets        0.80%       0.37%    0.00%         1.17%
Debt Portfolio

                                                               Management    Other     12b-1   Total Underlying
                                                                  Fees      Expenses   Fees       Mutual Fund
                                                                                                   Expenses
                                                               ----------   --------   -----   ----------------
The Universal Institutional Funds, Inc. - Mid Cap Growth          0.41%       0.64%    0.00%         1.05%
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate        0.75%       0.35%    0.00%         1.10%
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging            1.00%       0.28%    0.00%         1.28%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets         1.00%       0.15%    0.00%         1.15%
Fund

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                               Management    Other     12b-1   Total Underlying
                                                                  Fees      Expenses   Fees       Mutual Fund
                                                                                                   Expenses
                                                               ----------   --------   -----   ----------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio       1.25%       0.36%    0.00%         1.61%

Credit Suisse Trust - Large Cap Value Portfolio                   0.75%       0.49%    0.00%         1.24%

Federated Insurance Series - Federated Quality Bond Fund II:      0.60%       0.40%    0.25%         1.25%
Primary Shares

GVIT Gartmore GVIT Investor Destinations Conservative Fund        0.13%       0.43%    0.25%         0.81%

GVIT Gartmore GVIT Investor Destinations Moderately               0.13%       0.42%    0.25%         0.80%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately               0.13%       0.26%    0.25%         0.64%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund          0.13%       0.29%    0.25%         0.67%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III             0.90%       0.41%    0.00%         1.31%

GVIT Nationwide GVIT Strategic Value Fund: Class I                0.90%       0.34%    0.00%         1.24%

Strong Opportunity Fund II, Inc.                                  0.75%       0.65%    0.00%         1.40%

The Universal Institutional Funds, Inc. - Mid Cap Growth          0.75%       0.64%    0.00%         1.39%
Portfolio

The Universal Institutional Funds, Inc. - U. S. Real Estate       0.80%       0.35%    0.00%         1.15%
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging            1.00%       0.30%    0.00%         1.30%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets         1.00%       0.18%    0.00%         1.18%
Fund

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

              UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES
(as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading)

                Underlying Mutual Fund                    Short-Term Trading Fee
                ----------------------                    ----------------------
   American Century Variable Portfolios, Inc. -                    1.00%
   American Century VP International Fund: Class III

   Fidelity VIP Overseas Portfolio: Service Class R                1.00%

   GVIT Gartmore GVIT Emerging Markets Fund: Class III             1.00%

   GVIT Gartmore GVIT Global Financial Services Fund:              1.00%
   Class III

   GVIT Gartmore GVIT Global Health Sciences Fund:                 1.00%
   Class III

   GVIT Gartmore GVIT Global Technology and                        1.00%
   Communications Fund: Class III

   GVIT Gartmore GVIT Global Utilities Fund: Class III             1.00%

   GVIT Gartmore GVIT International Growth Fund:                   1.00%
   Class III

   GVIT Gartmore GVIT Nationwide Growth Leaders Fund:              1.00%
   Class III

   GVIT Gartmore GVIT U.S. Leaders Fund: Class III                 1.00%

   Janus Aspen Series - Global Technology Portfolio:               1.00%
   Service II Shares

   Janus Aspen Series - International Growth Portfolio:            1.00%
   Service II Shares

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at the time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expense contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and assumed variable account charges of 1.70% which is the charge for the maximum number of optional benefits.

The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                                      If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                       at the end of the applicable     contract at the end of the     at the end of the applicable
                                              time period                 applicable time period               time period
                                      ------------------------------  ------------------------------  ------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                      -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
American Century Variable              100     172     238     414      40     121     204     414      *      121     204     414
Portfolios, Inc. - American Century
VP Income & Growth Fund: Class I

American Century Variable              106     190     266     467      46     139     232     467      *      139     232     467
Portfolios, Inc. - American Century
VP International Fund: Class I

American Century Variable              106     190     266     467      46     139     232     467      *      139     232     467
Portfolios, Inc. - American Century
VP International Fund: Class III

American Century Variable              103     182     253     442      43     131     219     442      *      131     219     442
Portfolios, Inc. - American Century
VP Ultra Fund: Class I

American Century Variable              103     181     251     440      43     130     217     440      *      130     217     440
Portfolios, Inc. - American Century
VP Value Fund: Class I

Credit Suisse Trust - Global           107     194     273     479      48     143     239     479      *      143     239     479
Post-Venture Capital Portfolio

Credit Suisse Trust - International    106     191     268     470      47     140     234     470      *      140     234     470
Focus Portfolio

Credit Suisse Trust - Large Cap        103     182     253     442      43     131     219     442      *      131     219     442
Value Portfolio

Dreyfus Investment Portfolios -        105     189     265     466      46     138     231     466      *      138     231     466
European Equity Portfolio -
Initial Shares

Dreyfus Investment Portfolios -         99     169     232     404      39     118     198     404      *      118     198     404
Small Cap Stock Index Portfolio:
Service Shares

The Dreyfus Socially Responsible       101     175     242     422      41     124     208     422      *      124     208     422
Growth Fund, Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc. -        95     159     215     370      36     108     181     370      *      108     181     370
Initial Shares

                                      If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                       at the end of the applicable     contract at the end of the     at the end of the applicable
                                              time period                 applicable time period               time period
                                      ------------------------------  ------------------------------  ------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                      -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
Dreyfus Variable Investment Fund -     101     175     242     422      41     124     208     422      *      124     208     422
Appreciation Portfolio - Initial
Shares

Federated Insurance Series -           100     172     238     414      40     121     204     414      *      121     204     414
Federated Quality Bond Fund II:
Primary Shares

Fidelity VIP Equity-Income              99     172     237     412      40     121     203     412      *      121     203     412
Portfolio: Service Class

Fidelity VIP Growth Portfolio:         101     175     242     422      41     124     208     422      *      124     208     422
Service Class

Fidelity VIP High Income               101     176     243     424      41     125     209     424      *      125     209     424
Portfolio: Service Class

Fidelity VIP Overseas Portfolio:       103     183     254     445      44     132     220     445      *      132     220     445
Service Class

Fidelity VIP Overseas Portfolio:       103     183     254     445      44     132     220     445      *      132     220     445
Service Class R

Fidelity VIP II Contrafund(R)          101     175     242     422      41     124     208     422      *      124     208     422
Portfolio: Service Class

Fidelity VIP III Growth                101     175     242     423      41     124     208     423      *      124     208     423
Opportunities Portfolio: Service
Class

Fidelity VIP III Value Strategies      102     180     250     437      43     129     216     437      *      129     216     437
Portfolio: Service Class

GVIT Comstock GVIT Value Fund:         104     184     256     449      44     133     222     449      *      133     222     449
Class I

GVIT Dreyfus GVIT Mid Cap Index        100     174     241     420      41     123     207     420      *      123     207     420
Fund: Class I

GVIT Federated GVIT High Income        103     183     254     445      44     132     220     445      *      132     220     445
Bond Fund: Class I

GVIT Gartmore GVIT Emerging Markets    107     193     271     476      47     142     237     476      *      142     237     476
Fund: Class I

GVIT Gartmore GVIT Emerging Markets    107     193     271     476      47     142     237     476      *      142     237     476
Fund: Class III

GVIT Gartmore GVIT Global Financial    106     190     266     467      46     139     232     467      *      139     232     467
Services Fund: Class III

GVIT Gartmore GVIT Global Health       106     191     269     472      47     140     235     472      *      140     235     472
Sciences Fund: Class III

GVIT Gartmore GVIT Global              105     189     265     465      46     138     231     465      *      138     231     465
Technology and Communications Fund:
Class I

GVIT Gartmore GVIT Global              105     189     265     465      46     138     231     465      *      138     231     465
Technology and Communications Fund:
Class III

GVIT Gartmore GVIT Global Utilities    104     184     257     450      44     133     223     450      *      133     223     450
Fund: Class III

GVIT Gartmore GVIT Government Bond     100     174     240     419      41     123     206     419      *      123     206     419
Fund: Class I

GVIT Gartmore GVIT Growth Fund:        101     177     245     427      42     126     211     427      *      126     211     427
Class I

GVIT Gartmore GVIT International       106     192     269     473      47     141     235     473      *      141     235     473
Growth Fund: Class I

                                      If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                       at the end of the applicable     contract at the end of the     at the end of the applicable
                                              time period                 applicable time period               time period
                                      ------------------------------  ------------------------------  ------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                      -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
GVIT Gartmore GVIT International       106     192     269     473      47     141     235     473      *      141     235     473
Growth Fund: Class III

GVIT Gartmore GVIT Investor             99     170     233     405      39     119     199     405      *      119     199     405
Destinations Conservative Fund

GVIT Gartmore GVIT Investor             99     170     233     405      39     119     199     405      *      119     199     405
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor             98     169     231     402      39     118     197     402      *      118     197     402
Destinations Moderate Fund

GVIT Gartmore GVIT Investor             99     170     233     405      39     119     199     405      *      119     199     405
Destinations Moderately Aggressive
Fund

GVIT Gartmore GVIT Investor             99     170     233     405      39     119     199     405      *      119     199     405
Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market         99     170     234     407      39     119     200     407      *      119     200     407
Fund: Class I

GVIT Gartmore GVIT Nationwide          105     189     265     466      46     138     231     466      *      138     231     466
Leaders Fund: Class III

GVIT Gartmore GVIT Total Return        101     177     245     427      42     126     211     427      *      126     211     427
Fund: Class I

GVIT Gartmore GVIT U.S. Growth         104     185     259     454      45     134     225     454      *      134     225     454
Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide           105     189     265     466      46     138     231     466      *      138     231     466
Leaders Fund: Class I

GVIT GVIT Small Cap Growth Fund:       107     193     272     477      47     142     238     477      *      142     238     477
Class I

GVIT GVIT Small Cap Value Fund:        104     184     257     450      44     133     233     450      *      133     223     450
Class I

GVIT GVIT Small Company Fund:          105     187     262     460      45     136     228     460      *      136     228     460
Class I

GVIT J.P. Morgan GVIT Balanced         103     182     253     443      43     131     219     443      *      131     219     443
Fund: Class I

GVIT MAS GVIT Multi Sector Bond        103     182     254     444      44     131     220     444      *      131     220     444
Fund: Class I

GVIT Nationwide GVIT Strategic         103     182     253     442      43     131     219     442      *      131     219     442
Value Fund: Class I

GVIT Strong GVIT Mid Cap Growth        105     187     261     458      45     136     227     458      *      136     227     458
Fund: Class I

GVIT Turner GVIT Growth Focus Fund:    106     190     267     468      46     139     233     468      *      139     233     468
Class I

GVIT Turner GVIT Growth Focus Fund:    106     190     267     468      46     139     233     468      *      139     233     468
Class III

Janus Aspen Series - Capital           102     179     248     434      42     128     214     434      *      128     214     434
Appreciation Portfolio: Service
Shares

Janus Aspen Series - Global            102     180     250     438      43     129     216     438      *      129     216     438
Technology Portfolio: Service
Shares

Janus Aspen Series - Global            102     180     250     438      43     129     216     438      *      129     216     438
Technology Portfolio: Service II
Shares

Janus Aspen Series - International     102     180     251     439      43     129     217     439      *      129     217     439
Growth Portfolio: Service Shares

Janus Aspen Series - International     102     180     251     439      43     129     217     439      *      129     217     439
Growth Portfolio: Service II Shares

                                      If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                       at the end of the applicable     contract at the end of the     at the end of the applicable
                                              time period                 applicable time period               time period
                                      ------------------------------  ------------------------------  ------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                      -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
Neuberger Berman AMT Guardian          103     181     252     442      43     130     218     442      *      130     218     442
Portfolio

Neuberger Berman AMT Mid-Cap Growth    102     179     248     434      42     128     214     434      *      128     214     434
Portfolio

Neuberger Berman AMT Partners          101     178     246     430      42     127     212     430      *      127     212     430
Portfolio

Oppenheimer Variable Account Funds      99     172     237     412      40     121     203     412      *      121     203     412
- Oppenheimer Aggressive Growth
Fund/VA: Initial Class

Oppenheimer Variable Account Funds      99     172     237     412      40     121     203     412      *      121     203     412
- Oppenheimer Capital Appreciation
Fund/VA: Initial Class

Oppenheimer Variable Account Funds     100     172     238     414      40     121     204     414      *      121     204     414
- Oppenheimer Global Securities
Fund/VA: Initial Class

Oppenheimer Variable Account Funds     100     173     239     417      41     122     205     417      *      122     205     417
- Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.       104     185     258     452      44     134     224     452      *      134     224     452

The Universal Institutional Funds,     105     187     261     458      45     136     227     458      *      136     227     458
Inc. - Emerging Markets Debt
Portfolio

The Universal Institutional Funds,     103     183     255     447      44     132     221     447      *      132     221     447
Inc. - Mid Cap Growth Portfolio

The Universal Institutional Funds,     104     185     258     452      44     134     224     452      *      134     224     452
Inc. - U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -    106     190     267     468      46     139     233     468      *      139     233     468
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -    104     186     260     456      45     135     226     456      *      135     226     456
Worldwide Hard Assets Fund

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

   -  Charitable Remainder Trusts;
   -  Investment Only (Qualified Plan);
   -  Individual Retirement Annuities (IRAs);
   -  Non-Qualified Contract;
   -  Roth IRA;
   -  Simplified Employee Pension (SEP IRAs);
   -  Simple IRA;
   -  Tax Sheltered Annuities; and

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                    MINIMUM INITIAL     MINIMUM
     CONTRACT          PURCHASE        SUBSEQUENT
       TYPE             PAYMENT         PAYMENTS
     --------       ---------------    ----------
Charitable               $    0            $ 0
Remainder Trust

Investment only          $1,000            $ 0
(Qualified Plan)

IRA                      $1,000            $ 0

Non-Qualified            $1,000            $ 0

Roth IRA                 $1,000            $ 0

SEP IRA                  $1,000            $ 0

Simple IRA               $1,000            $ 0

Tax Sheltered            $    0            $25
Annuity

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary. This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

                              CONTRACT
        OPTION                  TYPE         CHARGE
        ------                --------       ------
Five Year CDSC                   All          0.15%

Additional Withdrawal            All          0.10%
Without Charge and
Disability Waiver

10 Year and Disability           Tax          0.05%
Waiver                        Sheltered
                              Annuities

Hardship Waiver                  Tax          0.15%
                              Sheltered
                              Annuities

Two optional death benefits are available under the contract. Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide. TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

   1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

      a) the contract value on the day before the withdrawal; and

      b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

   2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

   3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INVESTMENT ONLY (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-  minimum participation rules;

-  top-heavy contribution rules;

-  nondiscriminatory allocation rules; and

-  requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-  vesting requirements;

-  participation requirements; and

-  administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, SIMPLE IRAs, Tax Sheltered Annuities, and Charitable Remainder Trusts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts.

The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

     NUMBER OF COMPLETED YEARS        CDSC
   FROM DATE OF PURCHASE PAYMENT   PERCENTAGE
   -----------------------------   ----------
                0                      7%
                1                      7%
                2                      6%
                3                      5%
                4                      4%
                5                      3%
                6                      2%
                7                      0%

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

   a) 10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

   b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   1) upon the annuitization of contracts which have been in force for at least two years;

   2) upon payment of a death benefit; or

   3) from any values which have been held under a contract for at least 7 years (5 years if the 5 Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

   a) is the amount which would otherwise be available for withdrawal without a CDSC; and

   b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

   1) the time the contract is surrendered;

   2) annuitization; or

   3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

- scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

-  contract loans or surrenders, including CDSC-free withdrawals; or

-  transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

     NUMBER OF COMPLETED YEARS        CDSC
   FROM DATE OF PURCHASE PAYMENT   PERCENTAGE
   -----------------------------   ----------
                0                      7%
                1                      7%
                2                      6%
                3                      4%
                4                      2%
                5                      0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

   10 Year and Disability Waiver

   For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

      1) the contract owner has been the owner of the contract for 10 years; and

      2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

   This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

   Hardship Waiver

   For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

   If this waiver becomes effective, no additional purchase payments may be made to the contract.

OPTIONAL DEATH BENEFITS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   1) the contract value; or

   2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

   -  the third contract anniversary has passed; and

   - the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

   - the contract owner has been diagnosed by a physician to have a terminal illness; and

   - Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -  on a Nationwide form;

   -  signed by the contract owner; and

   -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   -  joint owners can only be named for Non-Qualified Contracts;

   - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                    MINIMUM INITIAL     MINIMUM
     CONTRACT          PURCHASE        SUBSEQUENT
       TYPE            PAYMENT          PAYMENTS
     --------       ---------------    ----------
Charitable              $    0            $ 0
Remainder Trust

Investment only         $1,000            $ 0
(Qualified Plan)

IRA                     $1,000            $ 0

Non-Qualified           $1,000            $ 0

Roth IRA                $1,000            $ 0

SEP IRA                 $1,000            $ 0

Simple IRA              $1,000            $ 0

Tax Sheltered           $    0            $25
Annuity

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                  -  Independence Day
-  Martin Luther King, Jr. Day     -  Labor Day
-  Presidents' Day                 -  Thanksgiving
-  Good Friday                     -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   1) trading on the New York Stock Exchange is restricted;

   2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts of the variable account;

   2) amounts allocated to the fixed account; and

   3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   a) is the sum of:

      1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

      2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

   b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

   c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2) adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

   1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

   2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

   3) subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

   a) the amount requested; or

   b) the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

   -  variable account charges;

   -  underlying mutual fund charges;

   -  the investment performance of the underlying mutual funds;

   -  amounts allocated to the fixed account and any interest credited; and

   - any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

   1) when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

   2) in the case of hardship (as defined for purposes of Internal Revenue Code
      Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

   1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

   2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

   3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

   -  the participant dies;

   -  the participant retires;

   -  the participant terminates employment due to total disability; or

   - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                  CONTRACT    MAXIMUM OUTSTANDING
                  VALUES      LOAN BALANCE ALLOWED
                  --------    --------------------
NON-ERISA PLANS   up to       up to 80% of contract value
                  $20,000     (not more than $10,000)

                  $20,000     up to 50% of contract value
                  and over    (not more than $50,000*)

ERISA PLANS       All         up to 50% of contract value
                              (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Money Market
Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   -  the contract is surrendered;

   -  the contract owner/annuitant dies;

   -  the contract owner who is not the annuitant dies prior to annuitization;
      or

   -  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the

New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, GVIT Federated GVIT High Income Bond Fund, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

   2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

        CONTRACT OWNER'S          PERCENTAGE OF
             AGE                 CONTRACT VALUE
        ----------------         --------------
        Under age 59-1/2                5%
   Age 59-1/2 through age 61            7%
     Age 62 through age 64              8%
     Age 65 through age 74             10%
        Age 75 and over                13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-  the age (or date) specified in your contract; or

-  the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   1) an annuity payment option; and

   2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.

Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

   1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

   2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   1)  in a lump sum;

   2)  as an annuity; or

   3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

   1)  proper proof of the annuitant's death;

   2)  an election specifying the distribution method; and

   3)  any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         1)       the contract value;

         2) the total of all purchase payments, less an adjustment for amounts surrendered; or

         3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         1)       the contract value;

         2) the total of all purchase payments, less an adjustment for amounts surrendered; or

         3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

         1)       the contract value; or

         2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Simple IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age
     59-1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans: or

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-    a transfer of the contract from one contract owner to another; or

-    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

-    the failure to diversify was accidental;

-    the failure is corrected; and

-    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.

Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

-    generally lowering federal income tax rates;

- increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

- increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

-    eliminating and/or reducing the highest federal estate tax rates;

-    increasing the estate tax credit; and

-    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-    statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgorgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, SDI, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  -  precious metals;
  -  real estate;
  -  stocks and bonds;
  -  closed-end funds;
  -  bank money market deposit accounts and passbook savings;
  -  CDs; and
  -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   - S&P 500;
   - Shearson/Lehman Intermediate Government/Corporate Bond Index;
   - Shearson/Lehman Long-Term Government/Corporate Bond Index;
   - Donoghue Money Fund Average;
   - U.S. Treasury Note Index;
   - Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and
   - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  -  Lipper Analytical Services, Inc.;
  -  CDA/Wiesenberger;
  -  Morningstar;
  -  Donoghue's;
  -  magazines such as:
     -- Money;

     -- Forbes;
     -- Kiplinger's Personal Finance Magazine;
     -- Financial World;
     -- Consumer Reports;
     -- Business Week;
     -- Time;
     -- Newsweek;
     -- National Underwriter; and
     -- U. S. News and World Report;
  -  LIMRA;
  -  Value;
  -  Best's Agent Guide;
  -  Western Annuity Guide;
  -  Comparative Annuity Reports;
  -  Wall Street Journal;
  -  Barron's;
  -  Investor's Daily;
  -  Standard & Poor's Outlook; and
  -  Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (1.70%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $10,000, variable account charges of 1.10% and no CDSC. An assumed initial investment of $10,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001  to 12/31/2001      Account
                      ------------------                         -------------  -------------  -------------      -------
American Century Variable Portfolios, Inc. - American Century       -16.92%          N/A             1.94%         11/03/97
VP Income & Growth Fund: Class I
American Century Variable Portfolios, Inc. - American Century       -35.95%          N/A            -0.56%         11/03/97
VP International Fund: Class I
American Century Variable Portfolios, Inc. - American Century         3.09%          N/A             4.64%         11/03/97
VP Value Fund: Class I
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -35.46%          N/A            -4.41%         11/03/97
Credit Suisse Warburg Pincus Trust - International Focus            -29.65%          N/A            -7.29%         11/03/97
Portfolio
Credit Suisse Trust - Large Cap Value Portfolio                      -8.42%          N/A             3.44%         11/03/97
Dreyfus Investment Portfolios - European Equity Portfolio -         -35.00%          N/A            -9.88%         09/27/99
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial        -29.92%          N/A            -0.07%         11/03/97
Shares
Dreyfus Stock Index Fund, Inc. - Initial Shares                     -20.42%          N/A             1.92%         11/03/97
Dreyfus Variable Investment Fund - Appreciation Portfolio -         -17.80%          N/A             3.24%         11/03/97
Initial Shares
Federated Insurance Series - Federated Quality Bond Fund II:         -1.63%          N/A             0.86%         05/03/99
Primary Shares
Fidelity VIP Equity-Income Portfolio:  Service Class                -13.94%          N/A             1.46%         11/03/97
Fidelity VIP Growth Portfolio:  Service Class                       -25.49%          N/A             4.55%         11/03/97
Fidelity VIP High Income Portfolio:  Service Class                  -20.16%          N/A           -12.22%         11/03/97
Fidelity VIP Overseas Portfolio:  Service Class                     -28.73%          N/A            -3.93%         11/03/97
Fidelity VIP II Contrafund(R) Portfolio:  Service Class             -20.59%          N/A             2.65%         11/03/97
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -22.48%          N/A            -5.28%         11/03/97
GVIT Comstock GVIT Value Fund: Class                                -20.39%          N/A            -2.18%         11/03/97
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -10.48%          N/A             6.36%         11/30/99
GVIT Federated GVIT High Income Bond Fund: Class I                   -5.37%          N/A            -2.84%         11/03/97
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -14.02%          N/A           -22.59%         10/02/00
GVIT Gartmore GVIT Global Technology and Communications Fund:       -48.34%          N/A           -62.96%         10/02/00
Class I
GVIT Gartmore GVIT Government Bond Fund: Class I                     -2.38%          N/A             2.28%         11/03/97
GVIT Gartmore GVIT Growth Fund: Class I                             -35.01%          N/A           -10.99%         11/03/97
GVIT Gartmore GVIT International Growth Fund: Class                 -35.48%          N/A           -35.47%         10/02/00
GVIT Gartmore GVIT Money Market Fund: Class I                        -5.97%          N/A             0.61%         10/31/97
GVIT Gartmore GVIT Total Return Fund: Class I                       -20.09%          N/A            -1.57%         11/03/97
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -26.48%          N/A            -2.97%         11/03/97
GVIT GVIT Small Cap Growth Fund: Class I                            -19.19%          N/A            12.52%         05/03/99
GVIT GVIT Small Cap Value Fund: Class                                18.28%          N/A             9.93%         11/03/97
GVIT GVIT Small Company Fund: Class I                               -15.41%          N/A             4.54%         11/03/97
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -12.64%          N/A            -2.92%         11/03/97
GVIT MAS GVIT Multi Sector Bond Fund: Class I                        -5.39%          N/A            -0.85%         11/03/97
GVIT  Nationwide GVIT Strategic Value Fund: Class I                 -12.26%          N/A            -3.82%         11/03/97

                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001  to 12/31/2001      Account
                      ------------------                         -------------  -------------  -------------      -------
GVIT Strong GVIT Mid Cap Growth Fund: Class I                       -36.99%          N/A             1.95%         11/03/97
GVIT Turner GVIT Growth Focus Fund: Class I                         -44.97%          N/A           -59.12%         10/02/00
Janus Aspen Series - Capital Appreciation Portfolio:  Service       -29.24%          N/A           -25.84%         01/27/00
Shares
Janus Aspen Series - Global Technology Portfolio:  Service          -43.40%          N/A           -41.44%         01/27/00
Shares
Janus Aspen Series - International Growth Portfolio:  Service       -30.70%          N/A           -26.47%         01/27/00
Shares
Neuberger Berman AMT Guardian Portfolio                             -10.66%          N/A             7.73%         11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio                       -31.82%          N/A            10.64%         11/03/97
Neuberger Berman AMT Partners Portfolio                             -11.87%          N/A            -1.88%         11/03/97
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -37.87%          N/A             0.32%         11/03/97
Growth Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Capital            -20.78%          N/A             6.31%         11/03/97
Appreciation Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Global             -20.29%          N/A           -16.31%         05/01/00
Securities Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Main Street        -18.57%          N/A            -2.63%         11/03/97
Growth & Income Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.                                    -12.67%          N/A            -9.95%         05/01/00
The Universal Institutional Funds, Inc. - Emerging Markets            0.42%          N/A            -0.51%         11/03/97
Debt Portfolio
The Universal Institutional Funds, Inc. - Mid Cap Growth            -36.08%          N/A           -31.15%         05/01/00
Portfolio
The Universal Institutional Funds, Inc. - U.S. Real Estate            0.16%          N/A             2.06%         09/21/00
Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets      -10.94%          N/A           -14.26%         11/03/97
Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      -18.83%          N/A           -11.55%         11/03/97

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                                  10 Years
                                                                    1 Year         5 Years     to 12/31/2001      Date Fund
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001  or Life of Fund    Effective
                      ------------------                         -------------  -------------  ---------------    ---------
American Century Variable Portfolios, Inc. - American Century        -9.52%            N/A           5.64%         10/30/97
VP Income & Growth Fund: Class I
American Century Variable Portfolios, Inc. - American Century       -30.11%          5.09%           5.56%         05/02/94
VP International Fund: Class I
American Century Variable Portfolios, Inc. - American Century        11.42%         10.45%          11.28%         05/01/96
VP Value Fund: Class I
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -29.58%          1.44%           0.83%         09/30/96
Credit Suisse Trust - International Focus Portfolio                 -23.29%         -3.09%          -0.12%         06/30/95
Credit Suisse Trust - Large Cap Value Portfolio                      -0.32%            N/A           6.36%         10/31/97
Dreyfus Investment Portfolios - European Equity Portfolio -         -29.08%            N/A          -4.59%         04/22/99
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial        -23.58%          6.99%          11.22%         10/06/93
Shares
Dreyfus Stock Index Fund, Inc. - Initial Shares                     -13.30%          9.06%          11.16%         09/29/89
Dreyfus Variable Investment Fund - Appreciation Portfolio -         -10.46%          9.54%          12.44%         04/05/93
Initial Shares
Federated Insurance Series - Federated Quality Bond Fund II           6.67%            N/A           4.69%         04/22/99
Fidelity VIP Equity-Income Portfolio:  Service Class                 -6.29%          7.99%          12.23%         10/09/86
Fidelity VIP Growth Portfolio:  Service Class                       -18.79%         10.24%          12.02%         10/09/86
Fidelity VIP High Income Portfolio:  Service Class                  -13.02%         -4.91%           3.96%         09/19/85

                                                                                                  10 Years
                                                                    1 Year         5 Years     to 12/31/2001      Date Fund
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001  or Life of Fund    Effective
                      ------------------                         -------------  -------------  ---------------    ---------
Fidelity VIP Overseas Portfolio:  Service Class                     -22.29%          1.39%           4.56%         01/28/87
Fidelity VIP II Contrafund(R) Portfolio:  Service Class             -13.48%          9.03%          14.35%         01/03/95
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -15.54%          2.37%           8.11%         01/03/95
GVIT Comstock GVIT Value Fund: Class                                -13.27%            N/A           0.84%         10/31/97
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                        -2.55%            N/A           9.19%         10/31/97
GVIT Federated GVIT High Income Bond Fund: Class I                    2.91%            N/A           0.32%         10/31/97
GVIT Gartmore GVIT Emerging Markets Fund: Class I                    -6.38%            N/A         -23.38%         08/30/00
GVIT Gartmore GVIT Global Technology and Communications Fund:       -43.51%            N/A         -43.72%         06/30/00
Class I
GVIT Gartmore GVIT Government Bond Fund: Class I                      5.92%          5.77%           5.76%         11/08/82
GVIT Gartmore GVIT Growth Fund: Class I                             -29.08%         -1.97%           5.01%         04/15/92
GVIT Gartmore GVIT International Growth Fund: Class I               -29.59%            N/A         -31.33%         08/30/00
GVIT Gartmore GVIT  Money Market Fund: Class I                        2.31%          3.71%           3.30%         11/10/81
GVIT Gartmore GVIT Total Return Fund: Class I                       -12.95%          5.83%           9.10%         11/08/82
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -19.86%            N/A           0.05%         10/31/97
GVIT GVIT Small Cap Growth Fund: Class I                            -11.98%            N/A          16.01%          5/03/99
GVIT GVIT Small Cap Value Fund: Class                                26.71%            N/A          12.80%         10/31/97
GVIT GVIT Small Company Fund: Class I                                -7.89%         10.30%          14.11%         10/23/95
GVIT J.P. Morgan GVIT Balanced Fund: Class I                         -4.89%            N/A           0.19%         10/31/97
GVIT MAS GVIT Multi Sector Bond Fund: Class I                         2.89%            N/A           2.32%         10/31/97
GVIT Nationwide GVIT Strategic Value Fund: Class I                   -4.48%            N/A          -0.56%         10/31/97
GVIT Strong GVIT Mid Cap Growth Fund: Class I                       -31.23%            N/A           4.74%         10/31/97
GVIT Turner GVIT Growth Focus Fund: Class I                         -39.86%            N/A         -49.63%         06/30/00
Janus Aspen Series - Capital Appreciation Portfolio:  Service       -22.85%            N/A          15.97%         05/01/97
Shares
Janus Aspen Series - Global Technology Portfolio:  Service          -38.16%            N/A         -37.19%         01/18/00
Shares
Janus Aspen Series - International Growth Portfolio:  Service       -24.43%          8.70%          11.93%         05/02/94
Shares
Neuberger Berman AMT Guardian Portfolio                              -2.75%            N/A          10.38%         11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio                       -25.63%            N/A          13.08%         11/03/97
Neuberger Berman AMT Partners Portfolio                              -4.05%          6.22%          11.08%         03/22/94
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -32.18%          5.76%          10.46%         08/15/86
Growth Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Capital            -13.69%         12.83%          13.86%         04/03/85
Appreciation Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Global             -13.16%         14.03%          12.56%         11/12/90
Securities Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Main Street        -11.30%          5.43%          12.35%         07/05/95
Growth & Income Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.                                     -4.92%         13.19%          15.29%         05/08/92
The Universal Institutional Funds, Inc. - Emerging Markets            8.73%            N/A           1.75%         06/19/97
Debt Portfolio
The Universal Institutional Funds, Inc. - Mid Cap Growth            -30.25%            N/A          -5.53%         06/16/97
Portfolio
The Universal Institutional Funds, Inc. - U.S. Real Estate            8.48%            N/A           7.01%         03/03/97
Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -3.05%         -9.02%          -4.15%         12/21/95
Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      -11.59%         -5.14%           3.65%         09/01/89

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive

Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III, and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                PAGE
                                                                                ----
General Information and History..................................................1
Services.........................................................................1
Purchase of Securities Being Offered.............................................2
Underwriters.....................................................................2
Calculations of Performance......................................................2
Annuity Payments.................................................................3
Condensed Financial Information..................................................4
Financial Statements............................................................74

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I

     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

CREDIT SUISSE TRUST

The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries, including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)

     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE CLASS R

     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     COMSTOCK GVIT VALUE FUND:
     CLASS I

     Subadviser: Van Kampen Asset Management, Inc.

     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

     Subadviser: Federated Investment Counseling

     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III

     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND:
     CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I

     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix +of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

GARTMORE GVIT MONEY MARKET FUND: CLASS I

Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III

Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

GARTMORE GVIT TOTAL RETURN FUND: CLASS I

Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III

Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I

Subadviser: Gartmore Global Partners

Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

GVIT SMALL CAP GROWTH FUND: CLASS I

Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

GVIT SMALL CAP VALUE FUND: CLASS I

Subadviser: The Dreyfus Corporation

Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

GVIT SMALL COMPANY FUND: CLASS I

(Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

J.P. MORGAN GVIT BALANCED FUND: CLASS I

Subadviser: J.P. Morgan Investment Management, Inc.

Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

MAS GVIT MULTI SECTOR BOND FUND: CLASS I

Subadviser: Miller, Anderson & Sherrerd, LLP

Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)

     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES

     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES

     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO

     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.

The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 1.10%) and contracts with all available rider options available on December 31, 2001 (the maximum variable account charge of 1.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                CALLING:   1-800-848-6331, TDD 1-800 238-3035
                WRITING:   Nationwide Life Insurance Company
                           One Nationwide Plaza, 01-05P1
                           Columbus, Ohio 43215
                CHECKING ON-LINE AT:   www.bestofamerica.com

              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)
               (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
American Century                  12.914785            11.705008                 -9.37%              100,002            2001
Variable Portfolios,              14.608384            12.914785                -11.59%              290,153            2000
Inc. - American                   12.515499            14.608384                 16.72%               92,217            1999
Century VP Income &               10.000000            12.515499                 25.15%                2,007            1998
Growth - Q/NQ

American Century                  16.098754            11.275782                -29.96%               58,134            2001
Variable Portfolios,              19.569739            16.098754                -17.74%               99,177            2000
Inc. - American                   12.062037            19.569739                 62.24%               21,445            1999
Century VP                        10.000000            12.062037                 20.62%                  562            1998
International - Q/NQ

American Century                  12.924722            14.420645                 11.57%               63,465            2001
Variable Portfolios,              11.060928            12.924722                 16.85%               17,917            2000
Inc. - American                   11.279817            11.060928                 -1.94%                9,493            1999
Century VP Value -                10.000000            11.279817                 12.80%                    4            1998
Q/NQ

Credit Suisse Trust -             16.644686            11.746746                -29.43%                2,122            2001
Global Post-Venture               20.760969            16.644686                -19.83%                5,260            2000
Capital Portfolio -               12.839012            20.760969                 61.70%                1,421            1999
Q/NQ                              10.000000            12.839012                 28.39%                   40            1998

Credit Suisse Trust -             12.847895             9.875436                -23.14%                  719            2001
International Equity              17.529681            12.847895                -26.71%                2,889            2000
Focus Portfolio -                 11.551939            17.529681                 51.75%                  756            1999
Q/NQ                              10.000000            11.551939                 15.52%                    2            1998

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Large               13.464612            13.441552             -0.17%                  2,797              2001
Cap Trust - Value                 12.499772            13.464612              7.72%                  4,788              2000
Portfolio - Q/NQ                  11.896081            12.499772              5.07%                  1,706              1999
                                  10.000000            11.896081             18.96%                    142              1998

Dreyfus Investment                12.497666             8.882711            -28.93%                  3,879              2001
Portfolios - European             12.893630            12.497666             -3.07%                  3,824              2000
Equity Portfolio -                10.000000            12.893630             28.94%                    101              1999
Initial Shares - Q/NQ

The Dreyfus Socially              14.472958            11.081580            -23.43%                242,514              2001
Responsible Growth                16.447766            14.472958            -12.01%                768,604              2000
Fund, Inc. - Initial              12.784895            16.447766             28.65%                132,858              1999
Shares - Q/NQ                     10.000000            12.784895             27.85%                  3,291              1998

Dreyfus Stock Index               13.339745            11.585200            -13.15%                478,009              2001
Fund, Inc. - Initial              14.867150            13.339745            -10.27%              1,255,447              2000
Shares - Q/NQ                     12.464249            14.867150             19.28%                320,723              1999
                                  10.000000            12.464249             24.64%                 16,248              1998

Dreyfus Variable                  13.420126            12.036131            -10.31%                 56,393              2001
Investment Fund -                 13.657521            13.420126             -1.74%                245,175              2000
Initial Shares                    12.389971            13.657521             10.23%                 53,990              1999
Appreciation Portfolio            10.000000            12.389971             23.90%                 11,546              1998
- Q/NQ

Federated Insurance               10.702323            11.432220              6.82%                 24,774              2001
Series - Federated                 9.796953            10.702323              9.24%                  3,292              2000
Quality Bond Fund II -            10.000000             9.796953             -2.03%                  6,059              1999
Q/NQ

Fidelity VIP Equity-              13.294130            12.478012             -6.14%                119,839              2001
Income Portfolio:                 12.410474            13.294130              7.12%                213,299              2000
Service Class - Q/NQ              11.809798            12.410474              5.09%                110,660              1999
                                  10.000000            11.809798             18.10%                  2,692              1998

Fidelity VIP Growth               15.423665            12.549094            -18.64%                446,621              2001
Portfolio: Service                17.534950            15.423665            -12.04%                698,416              2000
Class - Q/NQ                      12.914475            17.534950             35.78%                269,474              1999
                                  10.000000            12.914475             29.14%                 12,393              1998

Fidelity VIP High                  8.615157             7.506322            -12.87%                 44,056              2001
Income Portfolio:                 11.255695             8.615157            -23.46%                135,220              2000
Service Class - Q/NQ              10.530579            11.255695              6.89%                 38,431              1999
                                  10.000000            10.530579              5.31%                    262              1998

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas              13.731142           10.690513              -22.14%                  33,441            2001
Portfolio: Service                 17.171657           13.731142              -20.04%                  52,347            2000
Class - Q/NQ                       12.187321           17.171657               40.90%                  12,327            1999
                                   10.000000           12.187321               21.87%                       0            1998

Fidelity VIP II                    14.497111           12.564462              -13.33%                 239,522            2001
Contrafund(R)                      15.712599           14.497111               -7.74%                 559,132            2000
Portfolio: Service                 12.797152           15.712599               22.78%                 167,682            1999
Class - Q/NQ                       10.000000           12.797152               27.97%                   2,513            1998

Fidelity VIP III                   10.389625            8.791124              -15.39%                  41,449            2001
Growth Opportunities               12.683293           10.389625              -18.08%                  83,616            2000
Portfolio: Service                 12.309512           12.683293                3.04%                  47,217            1999
Class - Q/NQ                       10.000000           12.309512               23.10%                   1,093            1998

GVIT Dreyfus GVIT                  16.698444           16.298133               -2.40%                  37,050            2001
Mid Cap Index Fund:                14.654661           16.698444               13.95%                  31,437            2000
Class I - Q/NQ                     12.253848           14.654661               19.59%                   1,411            1999
                                   10.000000           12.253848               22.54%                       0            1998

GVIT Federated GVIT                12.271980           10.661295              -13.12%                  10,810            2001
Equity Income Fund:                13.882376           12.271980              -11.60%                  10,551            2000
Class I - Q/NQ                     11.846282           13.882376               17.19%                   4,561            1999
                                   10.000000           11.846282               18.46%                       0            1998

GVIT Federated GVIT                 9.573036            9.866328                3.06%                  11,912            2001
High Income Bond Fund:             10.552305            9.573036               -9.28%                  12,666            2000
Class I - Q                        10.339812           10.552305                2.06%                   6,179            1999
                                   10.000000           10.339812                3.40%                       0            1998

GVIT Gartmore GVIT                  8.689073            8.147532               -6.23%                   5,018            2001
Emerging Markets Fund:             10.000000            8.689073              -13.11%                       0            2000
Class I - Q/NQ

GVIT Gartmore GVIT                  6.001519            3.399372              -43.36%                  19,102            2001
Global Technology and              10.000000            6.001519              -39.98%                  17,439            2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT                 10.591943           11.234737                6.07%                 133,587            2001
Government Bond Fund:               9.515930           10.591943               11.31%                 150,095            2000
Class I - Q/NQ                      9.853072            9.515930               -3.42%                  90,312            1999
                                   10.000000            9.853072               -1.47%                   2,793            1998

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT                 9.321861             6.624951               -28.93%                318,353            2001
Growth Fund: Class I -            12.829034             9.321861               -27.34%                393,628            2000
Q/NQ                              12.439602            12.829034                 3.13%                281,903            1999
                                  10.000000            12.439602                24.40%                  8,312            1998

GVIT Gartmore GVIT                 9.225133             6.509205               -29.44%                  1,969            2001
International Growth              10.000000             9.225133                -7.75%                    751            2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT                10.978256            11.248046                 2.46%                242,535            2001
Money Market Fund*:               10.468792            10.978256                 4.87%                209,798            2000
Class I - Q/NQ                    10.095781            10.468792                 3.69%                165,880            1999
                                  10.000000            10.095781                 0.96%                  2,487            1998

GVIT Gartmore GVIT                12.280107            10.708803               -12.80%                505,938            2001
Total Return Fund:                12.684916            12.280107                -3.19%                701,784            2000
Class I - Q/NQ                    11.993303            12.684916                 5.77%                422,892            1999
                                  10.000000            11.993303                19.93%                 17,305            1998

GVIT Gartmore GVIT                12.874957            10.337468               -19.71%                 11,282            2001
Worldwide Leaders                 14.846771            12.874957               -13.28%                 31,439            2000
Fund: Class I - Q/NQ              12.212250            14.846771                21.57%                  6,840            1999
                                  10.000000            12.212250                22.12%                     86            1998

GVIT GVIT Small Cap               16.874259            14.878675               -11.83%                 30,753            2001
Growth Fund: Class I -            20.352098            16.874259               -17.09%                 26,669            2000
Q/NQ                              10.000000            20.352098               103.52%                    352            1999

GVIT GVIT Small Cap               18.027390            22.869189                26.86%                 63,374            2001
Value Fund: Class I -             16.391038            18.027390                 9.98%                 75,128            2000
Q/NQ                              12.964349            16.391038                26.43%                  6,078            1999
                                  10.000000            12.964349                29.64%                      2            1998

GVIT GVIT Small                   18.598401            17.159419                -7.74%                 48,167            2001
Company Fund: Class               17.267747            18.598401                 7.71%                 67,342            2000
I - Q/NQ                          12.123056            17.267747                42.44%                 11,156            1999
                                  10.000000            12.123056                21.23%                    918            1998

GVIT J.P. Morgan                  10.498193            10.000553                -4.74%                 22,049            2001
GVIT Balanced Fund:               10.651741            10.498193                -1.44%                 47,617            2000
Class I - Q/NQ                    10.677473            10.651741                -0.24%                 22,586            1999
                                  10.000000            10.677473                 6.77%                    737            1998

* The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.17%.

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------

GVIT MAS GVIT                     10.753649            11.080176                3.04%                 9,639             2001
Multi Sector Bond                 10.290756            10.753649                4.50%                 7,527             2000
Fund: Class I - Q/NQ              10.245831            10.290756                0.44%                 3,519             1999
                                  10.000000            10.245831                2.46%                    66             1998

GVIT Nationwide                   13.293158            12.717972               -4.33%                 2,220             2001
GVIT Strategic Value              12.489739            13.293158                6.43%                 5,392             2000
Fund: Class I - Q/NQ              13.028676            12.489739               -4.14%                 1,451             1999
                                  10.000000            13.028676               30.29%                     0             1998

GVIT Strong GVIT                  19.374164            13.352487              -31.08%                50,539             2001
Mid Cap Growth Fund:              23.148836            19.374164              -16.31%                90,671             2000
Class I - Q/NQ                    12.668723            23.148836               82.72%                19,350             1999
                                  10.000000            12.668723               26.69%                    23             1998

GVIT Turner GVIT                   6.327305             3.814943              -39.71%                 9,494             2001
Growth Focus Fund:                10.000000             6.327305              -36.73%                 2,689             2000
Class I - Q/NQ

Janus Aspen Series -               8.152720             6.302423              -22.70%               196,861             2001
Capital Appreciation              10.000000             8.152720              -18.47%               140,862             2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -               6.515527             4.038883              -38.01%               112,873             2001
Global Technology                 10.000000             6.515527              -34.84%               111,382             2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -               8.189524             6.201296              -24.28%               156,320             2001
International Growth              10.000000             8.189524              -18.10%               146,837             2000
Portfolio: Service
Shares - Q/NQ

Neuberger Berman                  14.652210            14.271602               -2.60%                20,808             2001
AMT Guardian                      14.648600            14.652210                0.02%                68,897             2000
Portfolio - Q/NQ                  12.887023            14.648600               13.67%                14,049             1999
                                  10.000000            12.887023               28.87%                   226             1998

Neuberger Berman                  19.610857            14.613925              -25.48%                58,852             2001
AMT Mid-Cap Growth                21.426404            19.610857               -8.47%               129,229             2000
Portfolio - Q/NQ                  14.077949            21.426404               52.20%                21,706             1999
                                  10.000000            14.077949               40.78%                   183             1998

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                   12.541566            12.052088               -3.90%                 26,251           2001
AMT Partners                       12.591929            12.541566               -0.40%                 40,609           2000
Portfolio - Q/NQ                   11.858021            12.591929                6.19%                 22,959           1999
                                   10.000000            11.858021               18.58%                  1,638           1998

Oppenheimer Variable               21.029849            14.294141              -32.03%                154,870           2001
Account Funds -                    23.954947            21.029849              -12.21%                211,195           2000
Oppenheimer                        13.191805            23.954947               81.59%                 28,014           1999
Aggressive                         10.000000            13.191805               31.92%                     85           1998
Growth Fund/VA - Q/NQ

Oppenheimer Variable               18.310774            15.830623              -13.54%                164,875           2001
Account Funds -                    18.556149            18.310774               -1.32%                220,567           2000
Oppenheimer Capital                13.244991            18.556149               40.10%                 52,838           1999
Appreciation Fund/VA -             10.000000            13.244991               32.45%                    260           1998
Q/NQ

Oppenheimer Variable                9.528196             8.288465              -13.01%                 56,276           2001
Account Funds -                    10.000000             9.528196               -4.72%                 19,705           2000
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable               13.402637            11.907673              -11.15%                 66,562           2001
Account Funds -                    14.854438            13.402637               -9.77%                105,849           2000
Oppenheimer Main                   12.340636            14.854438               20.37%                 28,147           1999
Street Growth &                    10.000000            12.340636               23.41%                    325           1998
Income Fund/VA
- Q/NQ

Strong Opportunity                  9.804830             9.337249               -4.77%                 48,140           2001
Fund II, Inc. - Q/NQ               10.000000             9.804830               -2.17%                 13,602           2000

The Universal                      16.063592            17.490433                8.88%                  4,166           2001
Institutional Funds,               14.580968            16.063592               10.17%                  3,465           2000
Inc. - Emerging                    11.395495            14.580968               27.95%                    606           1999
Markets Debt Portfolio             10.000000            11.395495               13.95%                      0           1998
- Q/NQ

The Universal                       8.625825             6.029777              -30.10%                 11,205           2001
Institutional Funds,               10.000000             8.625825              -13.74%                  3,184           2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
The Universal                     12.601811            13.688917                8.63%                  19,691            2001
Institutional Funds,              12.117726            12.601811                3.99%                  23,407            2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ



Van Eck Worldwide                 14.389442            13.972459               -2.90%                  13,598            2001
Insurance Trust -                 25.026598            14.389442              -42.50%                  15,321            2000
Worldwide Emerging                12.634284            25.026598               98.08%                   4,569            1999
Markets Fund - Q/NQ               10.000000            12.634284               26.34%                       0            1998




Van Eck Worldwide                 13.078363            11.582739              -11.44%                   1,387            2001
Insurance Trust -                 11.869689            13.078363               10.18%                   1,189            2000
Worldwide Hard Assets              9.918535            11.869689               19.67%                     259            1999
Fund - Q/NQ                       10.000000             9.918535               -0.81%                      62            1998




The Federated Insurance Series - Federated Quality Bond Fund II and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Science Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT U.S. Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, no Condensed Financial Information is available for these funds.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index

Portfolio: Service Shares, Fidelity VIP Overseas Portfolio: Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund:
Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

 ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.70%) (VARIABLE ACCOUNT CHARGES OF
             1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
American Century                  9.573565             8.623786                -9.92%                   0               2001
Variable Portfolios, Inc. -      10.894734             9.573565               -12.13%                   0               2000
American Century VP
Income & Growth -
Q/NQ

American Century Variable        12.522513             8.717309               -30.39%                   0               2001
Portfolios, Inc. -               15.314929            12.522513               -18.23%                   0               2000
American Century VP
International - Q/NQ

American Century                 10.197744            11.308628                10.89%                   0               2001
Variable Portfolios, Inc. -       8.780117            10.197744                16.15%                   0               2000
American Century VP
Value - Q/NQ

Credit Suisse Trust -            12.448592             8.731633                29.86%                   0               2001
Global Post-Venture              15.621586            12.448592               -20.13%                   0               2000
Capital Portfolio - Q/NQ

Credit Suisse Trust -            10.672586             8.153235               -23.61%                   0               2001
International Focus              14.650222            10.672586               -27.15%                   0               2000
Portfolio - Q/NQ

Credit Suisse Trust -            10.000956             9.922893                -0.78%                   0               2001
Large Cap Value                   9.340613            10.000956                 7.07%                   0               2000
Portfolio - Q/NQ

Dreyfus Investment               12.402636             8.761270               -29.36%                   0               2001
Portfolios - European            12.873298            12.402636                -3.66%                   0               2000
Equity Portfolio - Initial
Shares - Q/NQ

The Dreyfus Socially             10.380157             7.899217               -23.90%                   0               2001
Responsible Growth               11.868131            10.380157               -12.54%                   0               2000
Fund, Inc. - Initial
Shares - Q/NQ

Dreyfus Stock Index               9.626823             8.309551               -13.68%                   0               2001
Fund, Inc. - Q/NQ                10.794215             9.626823               -10.81%                   0               2000

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                    9.946799             8.66534              -10.86%                   0               2001
Investment Fund  -                 10.184154             9.946799              -2.33%                   0               2000
Appreciation Portfolio -
Initial Shares - Q/NQ

Federated Insurance                10.594913            11.248475               6.17%                   0               2001
Series - Federated                  9.757496            10.594913               8.58%                   0               2000
Quality Bond Fund II -
Q/NQ

Fidelity VIP Equity-                9.912757             9.247408              -6.71%                   0               2001
Income Portfolio:                   9.309967             9.912757               6.47%                   0               2000
Service Class - Q/NQ

Fidelity VIP Growth                10.773174             8.711728             -19.13%                   0               2001
Portfolio: Service Class           12.322268            10.773174             -12.57%                   0               2000
- Q/NQ

Fidelity VIP High                   7.358723             6.372448             -13.40%                   0               2001
Income Portfolio:                   9.672582             7.358723             -23.92%                   0               2000
Service Class - Q/NQ

Fidelity VIP Overseas              10.379362             8.031546             -22.62%                   0               2001
Portfolio: Service Class           13.058898            10.379362             -20.52%                   0               2000
- Q/NQ

Fidelity VIP II                    10.343090             8.909469             -13.86%                   0               2001
Contrafund(R) Portfolio:           11.278366            10.343090              -8.29%                   0               2000
Service Class - Q/NQ

Fidelity VIP III Growth             8.036133             6.758171             -15.90%                   0               2001
Opportunities Portfolio:            9.868824             8.036133             -18.58%                   0               2000
Service Class - Q/NQ

GVIT Dreyfus GVIT                  12.965645            12.577501              -2.99%                   0               2001
Mid Cap Index Fund:                11.447800            12.965645              13.26%                   0               2000
Class I - Q/NQ

GVIT Federated GVIT                 9.471062             8.177730             -13.66%                   0               2001
Equity Income Fund:                10.778958             9.471062             -12.13%                   0               2000
Class I - Q/NQ

GVIT Federated GVIT                 8.725646             8.938092               2.43%                   0               2001
High Income Bond Fund:              9.676620             8.725646              -9.83%                   0               2000
Class I - Q

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT                  8.676322            8.085801                -6.81%                   0              2001
Emerging Markets Fund:             10.000000            8.676322               -13.24%                   0              2000
Class I - Q/NQ

GVIT Gartmore GVIT                  5.992673            3.373545               -43.71%                   0              2001
Global Technology and              10.000000            5.992673               -40.07%                   0              2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT                 10.770572           11.354552                 5.42%                   0              2001
Government Bond Fund:               9.735132           10.770572                10.64%                   0              2000
Class I - Q/NQ

GVIT Gartmore GVIT Growth           7.011148            4.952256               -29.37%                   0              2001
Fund: Class I - Q/NQ                9.707627            7.011148               -27.78%                   0              2000

GVIT Gartmore GVIT                  9.211629            6.459936               -29.87%                   0              2001
International Growth               10.000000            9.211629                -7.88%                   0              2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT                 10.641677           10.836691                -1.83%                   0              2001
Money Market Fund*:                10.209430           10.641677                 4.23%                   0              2000
Class I - Q/NQ

GVIT Gartmore GVIT                  9.480069            8.216536               -13.33%                   0              2001
Total Return Fund:                  9.851989            9.480069                -3.78%                   0              2000
Class I - Q/NQ

GVIT Gartmore GVIT                  9.638561            7.691601               -20.20%                   0              2001
Worldwide Leaders                  11.182210            9.638561               -13.80%                   0              2000
Fund: Class I - Q/NQ

GVIT GVIT Small Cap                16.705019           14.639366               -12.37%                   0              2001
Growth Fund: Class I -             20.270503           16.705019               -17.59%                   0              2000
Q/NQ

GVIT GVIT Small Cap                12.787277           16.122666                26.08%                   0              2001
Value Fund: Class I                11.697140           12.787277                 9.32%                   0              2000
- Q/NQ

GVIT GVIT Small                    15.121378           13.866158                -8.30%                   0              2001
Company Fund: Class I              14.124755           15.121378                 7.06%                   0              2000
- Q/NQ

* The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2000 was -0.43%.

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT               9.288391             8.794081               -5.32%                   0              2001
Balanced Fund: Class I -            9.481422             9.288391               -2.04%                   0              2000
Q/NQ

GVIT MAS GVIT Multi                10.280419            10.527978                2.41%                   0              2001
Sector Bond Fund: Class             9.897603            10.280419                3.87%                   0              2000
I - Q/NQ

GVIT Nationwide GVIT                9.043154             8.599018               -4.91%                   0              2001
Strategic Value Fund:               8.548175             9.043154                5.79%                   0              2000
Class I - Q/NQ

GVIT Strong GVIT Mid Cap           12.194050             8.352516              -31.50%                   0              2001
Growth Fund: Class                 14.658438            12.194050              -16.81%                   0              2000
I - Q/NQ

GVIT Turner GVIT                    6.317967             3.785951              -40.08%                   0              2001
Growth Focus Fund:                 10.000000             6.317967              -36.82%                   0              2000
Class I - Q/NQ

Janus Aspen Series -                8.107133             6.228852              -23.17%                   0              2001
Capital Appreciation               10.000000             8.107133              -18.93%                   0              2000
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -                6.479020             3.991639              -38.39%                   0              2001
Global Technology                  10.000000             6.479020              -35.21%                   0              2000
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -                8.143702             6.128895              -24.74%                   0              2001
International Growth               10.000000             8.143702              -18.56%                   0              2000
Portfolio: Service Shares
- Q/NQ

Neuberger Berman AMT                9.910972             9.594571               -3.19%                   0              2001
Guardian Portfolio -                9.968645             9.910972               -0.58%                   0              2000
Q/NQ

Neuberger Berman AMT               13.886316            10.284686              -25.94%                   0              2001
Mid-Cap Growth                     15.264119            13.886316               -9.03%                   0              2000
Portfolio - Q/NQ

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT               9.409456             8.986985                -4.49%                   0              2001
Partners Portfolio -               9.504551             9.409456                -1.00%                   0              2000
Q/NQ

Oppenheimer Variable              14.023027             9.473229               -32.45%                   0              2001
Account Funds -                   16.070617            14.023027               -12.74%                   0              2000
Oppenheimer Aggressive
Growth Fund/VA -
Q/NQ

Oppenheimer Variable              12.514763            10.753519               -14.07%                   0              2001
Account Funds -                   12.759449            12.514763                -1.92%                   0              2000
Oppenheimer Capital
Appreciation Fund/VA -
Q/NQ

Oppenheimer Variable               9.489961             8.204726               -13.54%                   0              2001
Account Funds -                   10.000000             9.489961                -5.10%                   0              2000
Oppenheimer Global
Securities Fund/VA
- Q/NQ

Oppenheimer Variable               9.671852             8.540552               -11.70%                   0              2001
Account Funds -                   10.784586             9.671852               -10.32%                   0              2000
Oppenheimer Main
Street Growth & Income
Fund/VA - Q/NQ

Strong Opportunity Fund            9.765480             9.242958                -5.35%                   0              2001
II, Inc. - Q/NQ                   10.000000             9.765480                -2.35%                   0              2000

The Universal                     12.276257            13.285149                 8.22%                   0              2001
Institutional Funds, Inc.         11.210825            12.276257                 9.50%                   0              2000
- Emerging Markets Debt
Portfolio - Q/NQ

The Universal                      8.591151             5.968779               -30.52%                   0              2001
Institutional Funds, Inc.         10.000000             8.591151               -14.09%                   0              2000
- Mid Cap Growth
Portfolio - Q/NQ

The Universal                     11.346213            12.249784                 7.96%                   0              2001
Institutional Funds, Inc.         10.928322            11.346213                 3.82%                   0              2000
- U.S. Real Estate
Portfolio - Q/NQ

UNDERLYING MUTUAL              ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF
FUND                           VALUE AT             VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION          YEAR
                               BEGINNING OF         PERIOD                VALUE                   UNITS AT END OF
                               PERIOD                                                             PERIOD
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                   8.913211             8.602001              -3.49%                   0               2001
Insurance Trust -                  15.596564             8.913211             -42.85%                   0               2000
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                  10.937759             9.627768             -11.98%                   0               2001
Insurance Trust -                   9.987144            10.937759               9.52%                   0               2000
Worldwide Hard Assets
Fund - Q/NQ

The Federated Insurance Series - Federated Quality Bond Fund II and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Science Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT U.S. Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, no Condensed Financial Information is available for these funds.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.